BORROWINGS	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
BORROWINGS	BORROWINGS

The principal balances of outstanding borrowings under lines of credit with banks and financial institutions were as follows:

	As of December 31,
	2025	2024
HSBC Bank - Syndicated loan (United States)	365,625	290,679
BPIfrance Financement (France)	1,059	1,854
Others	22	3
TOTAL	366,706	292,536

Such balances were included as current and non-current borrowings in the consolidated statement of financial position as follows:

	As of December 31,
	2025	2024
Current
Bank loans	19,666	1,601
Sub-Total	19,666	1,601
Non-current
Bank loans	347,040	290,935
Sub-Total	347,040	290,935
TOTAL	366,706	292,536
Amendment No. 1 to the Fourth Amended and Restated Credit Agreement

On June 18, 2025, Globant, LLC (the “Borrower”), a U.S. subsidiary of the Company, entered into Amendment No. 1 to the Fourth Amended and Restated Credit Agreement (the “Amendment”), which amends the existing Fourth Amended and Restated Credit Agreement, dated as of May 31, 2023 (the “Credit Agreement”), with HSBC Bank USA, N.A. as administrative agent, issuing bank and swing line lender and certain financial institutions listed therein as lenders. Under the Amendment, the Borrower will incur an additional $375 million of indebtedness under a new term loan tranche (the “Term Loans”) from HSBC Bank USA, N.A. and the other term loan lenders. The Term Loans have a maturity date of May 30, 2028, which is the same maturity date as the existing revolving credit facility under the Credit Agreement.

Interest on the Term Loans will accrue at a rate per annum equal to either (i) SOFR plus 0.10% plus between 1.25% and 1.875%, or (ii) the Alternate Base Rate (as defined in the Credit Agreement) plus between 0.25% and 0.875%, at the option of the Borrower. The applicable margin and the commitment fee rate will be determined quarterly based upon the Maximum Net Leverage Ratio.

The Borrower’s obligations under the Credit Agreement, as amended by the Amendment, are guaranteed by the Company, its subsidiary, Globant España S.A., and the Borrower’s subsidiary, Globant IT Services Corp. (the “Subsidiary Guarantor”), and are secured by substantially all of the Borrower’s and the Subsidiary Guarantor’s now owned and after-acquired assets. The Credit Agreement, as amended by the Amendment, also contains certain customary negative and affirmative covenants, which compliance may limit the flexibility of the Company in operating its business and its ability to take actions that might be advantageous to the Company and its shareholders. The Borrower is required to comply with two financial maintenance covenants, which are tested quarterly: (i) a minimum interest coverage ratio (defined as the ratio of (a) consolidated EBITDA, minus cash payments made in respect of operating lease liabilities in accordance with IFRS for such period to (b) Consolidated interest expense for such period) of 3.00:1.00 and (ii) a Maximum Net Leverage Ratio (defined as the ratio of (a) consolidated total debt as of such day adjusted by deducting the aggregate amount of unrestricted unencumbered cash and cash equivalents as set forth on the Consolidated balance sheet as of such day, in an amount not to exceed $100,000, to (b) consolidated EBITDA for such period minus cash payments made in respect of operating lease liabilities in accordance with IFRS) of 3.50:1.00. As of December 31, 2025, the Company was compliant with the established covenants.

Movements in borrowings are analyzed as follows:

	As of December 31,
	2025	2024	2023
Balance at the beginning of year	292,536	159,107	3,699
Borrowings related to business combination	—	40,147	30,695
Proceeds from new borrowings (1) (3)	260,170	440,662	395,621
Payment of borrowings (2) (3)	(207,087)	(359,544)	(275,889)
Accrued interest (4) (5)	20,889	12,196	4,106
Translation (4)	198	(32)	875
TOTAL (6)	366,706	292,536	159,107
(1)    During the year ended December 31, 2025, Globant LLC borrowed, 260,000 under the Amended and Restated Credit Agreement with HSBC Bank USA, this loan will mature on May 30, 2028; according to the terms agreed in the Fourth Amended and Restated Credit Agreement on May 31, 2023.
(2) During the year ended December 31, 2025,the main payments were 195,103 by Globant LLC related to the principal amount and of the Amended and Restated Credit Agreement with HSBC Bank USA, and 10,046 of the Amendment No. 1 to the Fourth Amended and Restated Credit Agreement. During the year ended December 31, 2024, the main payments were 305,000 by Globant LLC related to the principal amount and of the Amended and Restated Credit Agreement with HSBC Bank USA, and 40,147 related to Blankfactor´s loans.
(3) Cash transactions.
(4) Non-cash transactions.
(5) Includes 127 of interest gain related to Swap transactions.
(6) On June 18, 2025 Globant LLC replaced 375,000, through a non-cash transaction, the existing debt with the Amendment No.1 to the Fourth Amended and Restated Credit Agreement, where 18,750 will mature on the next 12 months and the remaining amount will mature on a quarterly basis until May 30, 2028. As of December 31, 2025, the outstanding debt relates to the Amendment No.1 to the Fourth Amended and Restated Credit Agreement.